Document and Entity Information	12 Months Ended
Jun. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Central Index Key	0000909466
Amendment Flag	false
Document Creation Date	Jul. 20, 2012
Document Effective Date	Jul. 20, 2012
Prospectus Date	Jun. 28, 2012